Other receivables and liabilities - Schedule of other non-current receivables and other current receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current receivables
R&D tax credits	€ 152	€ 144
Indirect tax receivables	14	27
Other	111	39
Total	277	210
Other current receivables
VAT and other indirect tax receivables	311	300
Prepayments related to contract manufacturing	101	126
IT-related prepaid expenses	42	47
R&D tax credits and grant receivables	51	43
Divestment-related receivables	23	23
Other	256	228
Total	€ 784	€ 767